BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the allocation of the total purchase price of $9,958,323 to the identifiable tangible and intangible assets and liabilities of Cablevision based on their respective fair values. The remaining useful lives represent the period over which acquired tangible and intangible assets with a finite life are being depreciated or amortized.

	Fair Values	Estimated Useful Lives

Current assets	$1,923,071
Accounts receivable	271,305
Property, plant and equipment	4,864,621	2-18 years
Goodwill	5,842,172
Indefinite-lived cable television franchises	8,113,575	Indefinite-lived
Customer relationships	4,850,000	8 to 18 years
Trade names (a)	1,010,000	12 years
Amortizable intangible assets	23,296	1-15 years
Other non-current assets	748,998
Current liabilities	(2,311,201)
Long-term debt	(8,355,386)
Deferred income taxes.	(6,832,773)
Other non-current liabilities	(189,355)
Total	$9,958,323

(a)	See Note 8 for additional information regarding a change in the remaining estimated useful lives of the Company's trade names.

Business Acquisition, Pro Forma Information
The following table presents the unaudited pro forma revenue and net loss for the period presented as if the Cablevision Acquisition had occurred on January 1, 2016:

Year Ended December 31, 2016
Revenue	$9,154,816
Net loss	$(721,257)